UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

April 1, 2013

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Gottex Multi-Asset Endowment Fund – I
Registration No.: 811-22413

Ladies and Gentlemen:

On behalf of Gottex Multi-Asset Endowment Fund - I (the “Fund”), enclosed herewith for filing is the Fund’s issuer tender offer statement on Schedule TO. This filing is substantially similar to last month’s issuer tender offer statement on Schedule TO which was filed February 27, 2013. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President, Fund Administration

Encl.